Pension Plan (Plan's Funded Status And Amounts Recognized In The Balance Sheets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Accumulated benefit obligation at end of year	$ 6,737,531	$ 6,830,628
Effect of future compensation increases	1,940,663	2,111,533
Projected benefit obligation at end of year	8,678,194	8,942,161	7,903,211
Fair value of plan assets at end of year	9,265,353	7,430,467	6,261,098
Funded (unfunded) status at end of year	$ 587,159	$ (1,511,694)